Property, Plant And Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Office building	$ 44,750	$ 50,201
Plant and machinery	12,847	8,671
Software application	8,279	8,408
Furniture, fixtures and equipment	4,621	4,663
Leasehold improvements	4,267	7,036
Motor vehicles	915	703
Property, Plant and Equipment, Gross, Total	75,679	79,682
Less: accumulated depreciation	(27,086)	(33,621)
Impairment of long-lived assets	(30)	(30)
Construction in progress	95,098	48,251
Property, plant and equipment, net	$ 143,661	$ 94,282